Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Nov. 28, 2025	Nov. 29, 2024	Dec. 01, 2023	Dec. 02, 2022	Dec. 03, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
This section provides disclosure about the relationship between (i) the “compensation actually paid” to our principal executive officer (“PEO”) and the average “compensation actually paid” to our non-PEO NEOs, as defined under SEC disclosure rules, and (ii) certain financial performance measures of the Company for the fiscal years listed below. This disclosure has been prepared in accordance with Item 402(v) of Regulation S-K under the Exchange Act (the “Pay Versus Performance Rules”) and does not necessarily reflect how the Committee evaluates compensation decisions.

	Summary Compensation Table Total for PEO(2) ($)	Compensation Actually Paid to PEO(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(2) ($)	Average Compensation Actually Paid to Non-PEO NEOs(3) ($)	Value of Initial Fixed $100 Investment Based On:(4)		Net Income(6) ($ millions)	Revenue(7) ($ millions)
Fiscal Year(1)					Total Stockholder Return ($)	Peer Group Total Stockholder Return(5) ($)

2025	51,173,935	(17,392,652)	16,867,005	(245,230)	67.11	187.96	7,130	23,769
2024	52,390,182	10,104,834	15,803,312	3,618,831	108.15	173.44	5,560	21,505
2023	44,932,578	127,736,069	14,676,314	36,600,586	128.39	145.87	5,428	19,409
2022	31,600,311	(95,281,472)	11,195,805	(8,498,241)	71.60	103.55	4,756	17,606
2021	36,128,725	104,746,141	15,706,649	14,597,781	129.24	126.30	4,822	15,785
_________________________
(1)Mr. Narayen served as PEO for all fiscal years presented. The Non-PEO NEOs for the applicable fiscal years were:
•2025: Messrs. Durn, Chakravarthy and Wadhwani and Ms. Pentland.
•2024, 2023 and 2022: Messrs. Durn, Chakravarthy, Wadhwani and Belsky.
•2021: Messrs. Durn, Chakravarthy, Wadhwani, Murphy and Parasnis.
(2)The amounts reported in these columns represent (i) the total compensation reported in the Summary Compensation Table for the applicable fiscal year for Mr. Narayen and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable fiscal year for the non-PEO NEOs reported for that applicable fiscal year.
(3)“Compensation actually paid” amounts do not reflect the actual amounts of compensation earned by or paid to our PEO and non-PEO NEOs. To calculate “compensation actually paid,” valuation adjustments were made to the amounts reported in the Summary Compensation Table for the applicable fiscal year in accordance with SEC disclosure rules. The fair value of equity awards is calculated using the same valuation methodologies used to calculate the grant date fair value of awards in accordance with FASB ASC Topic 718 for purposes of the Summary Compensation Table. See the section titled “Summary Compensation Table for Fiscal Years 2025, 2024 and 2023” for additional information. A reconciliation of the adjustments for our PEO compensation and for the average compensation of the non-PEO NEOs for fiscal year 2025 is set forth below:

	PEO ($)	Average for Non-PEO NEOs ($)

Summary Compensation Table Total	51,173,935	16,867,005
Deduct Value of Stock Awards Granted in Fiscal Year, as Reported in Summary Compensation Table	(45,376,110)	(14,694,577)
Add Covered Fiscal Year-End Fair Value of Outstanding and Unvested Stock Awards Granted in Covered Fiscal Year	25,546,840	9,034,543
Add Change in Fair Value as of End of Covered Fiscal Year of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	(44,874,187)	(10,584,728)
Add Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Fiscal Year	2,067,035	637,839
Add Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years which Vested In Covered Fiscal Year	(5,930,165)	(1,505,312)
Compensation Actually Paid	(17,392,652)	(245,230)
(4)Pursuant to SEC disclosure rules, the TSR comparison assumes $100 was invested on November 27, 2020, valued again on each fiscal year ended 2021, 2022, 2023, 2024 and 2025.
(5)The Peer Group TSR consists of the companies included in the S&P 500 Software & Services Index.
(6)Represents net income as reported in our audited consolidated financial statements.
(7)We have identified revenue as the most important financial performance measure used by us to link compensation actually paid to our PEO and Non-PEO NEOs for the most recently completed fiscal year, to our performance, as this measure is used to determine executive compensation, including as a key metric that determined funding under our 2025 Cash Incentive Plan.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote	Mr. Narayen served as PEO for all fiscal years presented. The Non-PEO NEOs for the applicable fiscal years were:
•2025: Messrs. Durn, Chakravarthy and Wadhwani and Ms. Pentland.
•2024, 2023 and 2022: Messrs. Durn, Chakravarthy, Wadhwani and Belsky.
•2021: Messrs. Durn, Chakravarthy, Wadhwani, Murphy and Parasnis.

Peer Group Issuers, Footnote	The Peer Group TSR consists of the companies included in the S&P 500 Software & Services Index.
PEO Total Compensation Amount	$ 51,173,935	$ 52,390,182	$ 44,932,578	$ 31,600,311	$ 36,128,725
PEO Actually Paid Compensation Amount	$ (17,392,652)	10,104,834	127,736,069	(95,281,472)	104,746,141
Adjustment To PEO Compensation, Footnote	“Compensation actually paid” amounts do not reflect the actual amounts of compensation earned by or paid to our PEO and non-PEO NEOs. To calculate “compensation actually paid,” valuation adjustments were made to the amounts reported in the Summary Compensation Table for the applicable fiscal year in accordance with SEC disclosure rules. The fair value of equity awards is calculated using the same valuation methodologies used to calculate the grant date fair value of awards in accordance with FASB ASC Topic 718 for purposes of the Summary Compensation Table. See the section titled “Summary Compensation Table for Fiscal Years 2025, 2024 and 2023” for additional information. A reconciliation of the adjustments for our PEO compensation and for the average compensation of the non-PEO NEOs for fiscal year 2025 is set forth below:

	PEO ($)	Average for Non-PEO NEOs ($)

Summary Compensation Table Total	51,173,935	16,867,005
Deduct Value of Stock Awards Granted in Fiscal Year, as Reported in Summary Compensation Table	(45,376,110)	(14,694,577)
Add Covered Fiscal Year-End Fair Value of Outstanding and Unvested Stock Awards Granted in Covered Fiscal Year	25,546,840	9,034,543
Add Change in Fair Value as of End of Covered Fiscal Year of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	(44,874,187)	(10,584,728)
Add Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Fiscal Year	2,067,035	637,839
Add Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years which Vested In Covered Fiscal Year	(5,930,165)	(1,505,312)
Compensation Actually Paid	(17,392,652)	(245,230)

Non-PEO NEO Average Total Compensation Amount	$ 16,867,005	15,803,312	14,676,314	11,195,805	15,706,649
Non-PEO NEO Average Compensation Actually Paid Amount	$ (245,230)	3,618,831	36,600,586	(8,498,241)	14,597,781
Adjustment to Non-PEO NEO Compensation Footnote	“Compensation actually paid” amounts do not reflect the actual amounts of compensation earned by or paid to our PEO and non-PEO NEOs. To calculate “compensation actually paid,” valuation adjustments were made to the amounts reported in the Summary Compensation Table for the applicable fiscal year in accordance with SEC disclosure rules. The fair value of equity awards is calculated using the same valuation methodologies used to calculate the grant date fair value of awards in accordance with FASB ASC Topic 718 for purposes of the Summary Compensation Table. See the section titled “Summary Compensation Table for Fiscal Years 2025, 2024 and 2023” for additional information. A reconciliation of the adjustments for our PEO compensation and for the average compensation of the non-PEO NEOs for fiscal year 2025 is set forth below:

	PEO ($)	Average for Non-PEO NEOs ($)

Summary Compensation Table Total	51,173,935	16,867,005
Deduct Value of Stock Awards Granted in Fiscal Year, as Reported in Summary Compensation Table	(45,376,110)	(14,694,577)
Add Covered Fiscal Year-End Fair Value of Outstanding and Unvested Stock Awards Granted in Covered Fiscal Year	25,546,840	9,034,543
Add Change in Fair Value as of End of Covered Fiscal Year of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	(44,874,187)	(10,584,728)
Add Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Fiscal Year	2,067,035	637,839
Add Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years which Vested In Covered Fiscal Year	(5,930,165)	(1,505,312)
Compensation Actually Paid	(17,392,652)	(245,230)

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid vs. Adobe TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid vs. Revenue
Total Shareholder Return Vs Peer Group	Adobe TSR vs. Peer Group TSR
Tabular List, Table
Financial Performance Measures
The following table is an unranked list of the most important financial performance measures used by us to link fiscal year 2025 compensation actually paid to our PEO and Non-PEO NEOs to the Company’s performance:

Most Important Financial Performance Measures
Revenue
Non-GAAP Diluted EPS
Relative TSR
Net New Sales(1)

Total Shareholder Return Amount	$ 67.11	108.15	128.39	71.60	129.24
Peer Group Total Shareholder Return Amount	187.96	173.44	145.87	103.55	126.30
Net Income (Loss)	$ 7,130,000,000	$ 5,560,000,000	$ 5,428,000,000	$ 4,756,000,000	$ 4,822,000,000
Company Selected Measure Amount	23,769,000,000	21,505,000,000	19,409,000,000	17,606,000,000	15,785,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP Diluted EPS
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 4
Pay vs Performance Disclosure
Name	Net New Sales(1)
PEO | Value of Stock Awards Granted in Fiscal Year, as Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (45,376,110)
PEO | Year-End Fair Value of Outstanding and Unvested Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	25,546,840
PEO | Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(44,874,187)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,067,035
PEO | Change in Fair Value of Stock Awards Granted in Prior Fiscal Years which Vested In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,930,165)
Non-PEO NEO | Value of Stock Awards Granted in Fiscal Year, as Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(14,694,577)
Non-PEO NEO | Year-End Fair Value of Outstanding and Unvested Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,034,543
Non-PEO NEO | Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,584,728)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	637,839
Non-PEO NEO | Change in Fair Value of Stock Awards Granted in Prior Fiscal Years which Vested In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,505,312)